Form N-1A Cover	Dec. 30, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	CAPITAL GROUP U.S. EQUITY FUND
Entity Central Index Key	0001785360
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 30, 2025
Prospectus Date	Jan. 01, 2026